Liquidity - Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	€ 15,411	€ 15,895
Cash Flows	(646)	(675)
Business Combinations	7	17
Foreign Currency	187	(233)
Fair Value Changes	(6)	(5)
Other	297	413
Liabilities from financing activities at end of year	15,250	15,411
Current financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	1,482	2,529
Cash Flows	980	(2,282)
Business Combinations	1	2
Foreign Currency	1	(17)
Fair Value Changes	0	0
Other	1,291	1,251
Liabilities from financing activities at end of year	3,755	1,482
Non-current financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	11,801	11,139
Cash Flows	(1,252)	2,000
Business Combinations	2	1
Foreign Currency	78	(88)
Fair Value Changes	0	0
Other	(1,291)	(1,251)
Liabilities from financing activities at end of year	9,338	11,801
Financial debt (nominal volume)
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	13,283	13,668
Cash Flows	(272)	(282)
Business Combinations	3	2
Foreign Currency	79	(105)
Fair Value Changes	0	0
Other	0	0
Liabilities from financing activities at end of year	13,094	13,283
Basis adjustment
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	126	13
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	3	(4)
Fair Value Changes	(163)	117
Other	0	0
Liabilities from financing activities at end of year	(34)	126
Transaction cost
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	(66)	(64)
Cash Flows	0	(16)
Business Combinations	0	0
Foreign Currency	0	0
Fair Value Changes	0	0
Other	11	14
Liabilities from financing activities at end of year	(55)	(66)
Financial debt (carrying amount)
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	13,344	13,616
Cash Flows	(272)	(298)
Business Combinations	3	2
Foreign Currency	82	(109)
Fair Value Changes	(163)	117
Other	11	14
Liabilities from financing activities at end of year	13,005	13,344
Accrued interest
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	61	67
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	0	0
Fair Value Changes	0	0
Other	(1)	(6)
Liabilities from financing activities at end of year	60	61
Interest rate swaps.
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	(114)	7
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	(1)	2
Fair Value Changes	157	(123)
Other	0	0
Liabilities from financing activities at end of year	42	(114)
Lease
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	2,120	2,204
Cash Flows	(374)	(378)
Business Combinations	4	15
Foreign Currency	106	(125)
Fair Value Changes	0	0
Other	287	404
Liabilities from financing activities at end of year	€ 2,143	€ 2,120